Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 www.stradley.com

Jamie M. Gershkow

Partner

jgershkow@stradley.com

212.404.0654

March 27, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Institutional Funds (the “Trust”)

Amendment No. 133 (File No. 811-03605)

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing under the Investment Company Act of 1940, as amended, Amendment No. 133 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, on behalf of the Liquid Assets Portfolio. Shares of beneficial interest in the Liquid Assets Portfolio are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and will be offered and sold solely in private placement transactions in accordance with Regulation D under the 1933 Act.

Please direct any comments to the undersigned at (212) 404-0654, or, in my absence, Michael D. Mabry at (215) 564-8011.

Sincerely,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

Enclosures

cc:	Peter K. Ewing

Kevin P. O’Rourke

Randal E. Rein

Jose J. Del Real, Esq.

Michael D. Mabry, Esq.

NTAC:3NS-20